Supplemental Cash Information (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Supplemental cash information
	September 30, 2018	December 31, 2017
Cash	$88,627	$59,504
Cash equivalents	54	65,094
Restricted cash	5,260	-
Total cash, cash equivalents and restricted cash	$93,941	$124,598

Supplementary Information For The Statements Of Cash Flows
	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$-	$277	$298	$2,070
Closure and reclamation increase (decrease) in mineral properties, plant and equipment	820	196	(1,630)	(609)
Depreciation added to (relieved from) inventory	(1,290)	(2,981)	(101)	(1,038)
Depreciation included in inventory impairment charge (reversal)	-	(145)	-	6,202